NET INCOME PER SHARE AND NET INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2020
NET INCOME/(LOSS) PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS
Schedule of the computation of the basic and diluted net income per share

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net income/(loss)	1,579,810	1,155,611	(692,748)
Denominator:
Weighted average number of ordinary shares outstanding, basic	184,225,643	185,219,586	180,301,898
Plus incremental weighted average ordinary shares from assumed vesting of RSUs using the treasury stock method(i)	2,044,872	1,315,878	—
Weighted average number of ordinary shares outstanding, diluted	186,270,515	186,535,464	180,301,898

Basic net income/(loss) per share	8.5754	6.2391	(3.8422)
Diluted net income/(loss) per share	8.4813	6.1951	(3.8422)
(i)	As of December 31, 2020, there were 592,249 RSUs, which were excluded from the computation of diluted net income/(loss) per share because their effect was anti-dilutive.